Note 5 - Subsequent Events	4 Months Ended
Oct. 09, 2020
Since Inception
Note 5 - Subsequent Events

Note 5 – Subsequent Events

The Company has evaluated events that have occurred after the balance sheet date through December 21, 2020, which is the date on which these financial statements were issued, and has determined that none of them requires disclosure herein.